DEFERRED REVENUE (Schedule of deferred revenue) (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 30, 2014
Deferred Revenue Arrangement [Line Items]
Deferred revenue		$ 383,750	$ 763,750
Less - current portion	$ (180,000)	(180,000)	(380,000)
Deferred revenue, net of current portion	68,750	203,750	383,750
WeedMD RX Inc. (''WMD'') [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 248,750	383,750	563,750
Fox Barry Farms Llc [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue			$ 200,000	$ 200,000